Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Germany
Disclosure of geographic region
Revenue external customers	€ 433,105	€ 380,887	€ 360,884
Long-lived assets	908,633	838,121	496,756
North America
Disclosure of geographic region
Revenue external customers	12,878,665	12,030,093	11,016,596
Long-lived assets	13,037,452	14,380,369	13,500,024
Rest of the World
Disclosure of geographic region
Revenue external customers	4,471,802	4,158,735	4,077,378
Long-lived assets	3,131,506	2,863,802	2,593,004
US-GAAP
Disclosure of geographic region
Revenue external customers	17,783,572	16,569,715	15,454,858
Long-lived assets	€ 17,077,591	€ 18,082,292	€ 16,589,784